Dividends - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($)
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 14.8
Common Share [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares per share | $ / shares			$ 0.05
Dividends paid, ordinary shares		$ 21.5		$ 14.8